UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: APRIL 30, 2006
                        ---------------

Date of reporting period:  APRIL 30, 2006
                          ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                      GREENVILLE CAPITAL MANAGEMENT, INC.

                   (GREENVILLE CAPITAL MANAGEMENT, INC. LOGO)

                                 ANNUAL REPORT

                        GREENVILLE SMALL CAP GROWTH FUND

                 Managed by Greenville Capital Management, Inc.
                         Website: www.greenvillecap.com

                                   YEAR ENDED
                                 APRIL 30, 2006

                        GREENVILLE SMALL CAP GROWTH FUND
June 1, 2006

Dear Fellow Shareholder,

After posting solid returns in the last three quarters of 2005, small cap growth stocks carried their momentum into 2006. In the first quarter, the Russell 2000 Growth Index rose more than 14%, far outpacing both the Dow Jones Industrial Average, as well as the S&P 500. Here at Greenville Capital Management, we participated commensurately in this positive price appreciation. For the trailing six and twelve months ending April 30, 2006, your fund returned 19.88% and 33.40%, respectively. This places your fund in the top 34% (265 out of 776) for the trailing twelve-month period as ranked by the Morningstar Small Cap Growth Universe.

The fund's performance was led by strong gains in Industrials and Information Technology; these sectors, per Russell, returned 46.2% and 40.4%, respectively. The Energy Sector continued its strong move upward, returning 74.2% during the same period. Your portfolio was over weight Industrials and Information Technology and equal weight Energy compared to the benchmark by the fiscal year end. Currently, your fund is underweight relative to the benchmark in Health Care.

The US economy continued to exhibit solid GDP growth while, in our opinion, keeping inflation largely in check. In 2005, Real GDP increased by 3.5%, followed by robust growth of 5.3% in the first quarter of 2006. The Consumer Price Index (CPI) grew at 3.4% in 2005, but taking out energy and food, the Core CPI grew at a relatively modest 2.2%. That level of inflation has continued in 2006. While core inflation remains at the high end of the Fed's target range, recent data, in our view, does not appear alarming or accelerating at this time. Additionally, the unemployment rate remained low, hovering slightly below 5% level for the trailing 12 months. However, the low unemployment rate has placed some upward pressure on wages, with the average hourly earnings up 3.8% over the past twelve months.

As we look forward, many of the same macroeconomic factors that played a role in shaping the investment landscape should continue to do so in the year ahead. Obviously, the Federal Reserve's hawkish stance on inflation remains one of the focal points of the markets. The markets ran hard in Q1 in anticipation of a halt in the Fed's measured 25-basis point increases. However, recent comments by the newly appointed Fed Chairman suggested that further rate increases would be predicated on forthcoming data. Speculation remains as to what the Fed's course of policy will be going forward, thus causing some apprehension on the part of investors. An end to rate increases would likely, in our view, be a positive catalyst for the equity markets and specifically the small cap growth asset class.

Energy is another key variable that played a prominent role in 2005 and should for the foreseeable future. The price of crude remains perched around $70/barrel with prices at the pump hovering around $3/gallon ahead of the busy summer driving season and a much anticipated hurricane season. The U.S. Consumer has proven resilient with the higher energy prices in the recent past; however, this could change if prices keep climbing through the summer months.

Corporations continue to deliver solid earnings results and have begun to deploy cash on the balance sheet to enhance productivity and add some incremental capacity. Enterprise spending remains healthy and could continue to benefit the Industrial and IT sectors. We believe we have been seeing early signs of this during the first quarter as Institutional Investors have begun the rotation away from Energy and into Industrial and IT sectors. Accordingly, we believe your portfolio is well positioned to take advantage of any such shift.

In closing, as we have seen during the past three quarters, we believe that investors will migrate towards growth stocks as we enter the later stages of this economic cycle. In our opinion investors will likely pay a higher earnings multiple for stocks exhibiting continued and consistent profit growth in a moderating economic cycle. We believe investors could carry on the move from value to growth, and thus small cap growth stocks could continue outperforming the other indices in 2006 and beyond. While concerns over energy costs and the Fed's course of tightening may present near term volatility in the markets, the fundamentals of a growing economy with benign or decelerating inflation, and reasonable price earnings multiples have historically provided strong fuel to a favorable investment environment. In anticipation, we look forward to the remainder of the year.

Once again, we appreciate your support and if you have any comments and or questions, please do not hesitate to contact us.

Sincerely,

/s/Robert D. Strauss          /s/Charles S. Cruice
Robert D. Strauss, CFA        Charles S. Cruice

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Greenville Small Cap Growth Fund.

SMALL COMPANY STOCKS ARE MORE VOLATILE THAN STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND IS SUITABLE FOR LONG-TERM INVESTORS ONLY WHO SEEK TO INVEST A PORTION OF THEIR OVERALL PORTFOLIO IN AN AGGRESSIVE EQUITY MUTUAL FUND THAT INVESTS PRINCIPALLY IN SMALL CAPITALIZATION GROWTH COMPANIES. THE FUND EXPERIENCES GREATER RISKS AND PRICE FLUCTUATIONS DUE TO ITS CONCENTRATION IN SMALL-CAP STOCKS AS IS NOTED IN THE FUND'S PROSPECTUS. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

The above discussions are based on the opinions of Charles S. Cruice and Robert
D. Strauss and are subject to change. It is not intended to be a forecast of future events, a guarantee of future results, and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Morningstar Rankings represent a fund's total return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The Greenville Small Cap Growth Fund is distributed by Quasar Distributors, LLC. (6/06)

SECTOR ALLOCATION at April 30, 2006 (Unaudited)

Consumer Discretionary                       12.9%
Consumer Staples                              1.0%
Energy                                        7.4%
Financials                                    7.2%
Health Care                                   4.9%
Industrials                                  26.8%
Information Technology                       33.4%
Materials                                     1.6%
Cash*<F1>                                     4.8%

*<F1>  Cash equivalents and other assets less liabilities.

 EXPENSE EXAMPLE For the Six Months Ended April 30, 2006 (Unaudited)

As a shareholder of the Greenville Small Cap Growth Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/05 - 4/30/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than three months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning          Ending           Expenses Paid
                          Account           Account        During the Period
                       Value 11/1/05     Value 4/30/06  11/1/05 - 4/30/06*<F2>
                       -------------     -------------  ----------------------
Actual                     $1,000           $1,199                 $10.90
Hypothetical (5% annual
  return before expenses)  $1,000           $1,015                 $ 9.99

*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 2.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

                        GREENVILLE SMALL CAP GROWTH FUND
                 Value of $10,000 vs Russell 2000 Growth Index

                         Greenville Small Cap          Russell 2000
        Date                  Growth Fund              Growth Index
        ----                  -----------              ------------
       5/3/2004                  $10,000                  $10,000
      7/31/2004                  $ 9,630                  $ 9,481
     10/31/2004                  $ 9,710                  $10,028
      1/31/2005                  $10,350                  $10,759
      4/30/2005                  $ 9,400                  $ 9,830
      7/31/2005                  $10,930                  $11,622
     10/31/2005                  $10,460                  $11,122
      1/31/2006                  $12,305                  $12,866
      4/30/2006                  $12,540                  $13,382

                          Average Annual Total Return
                           Year Ended April 30, 2006
                    1 Year                              33.40%
                    Since Inception (5/3/2004)          12.03%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2004 (the "Fund's inception"), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, but does not reflect the redemption of fees.

As of April 30, 2006, the Russell 2000 Growth Index returned 36.13% and 15.75% for the one-year and since inception periods, respectively.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (888) 334-9075.

The Fund charges a 1.00% redemption fee on shares held less than three months.

Russell 2000(R) Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Returns include reinvested dividends. One cannot directly invest in an index.

                        GREENVILLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at April 30, 2006

      SHARES                                                       VALUE
      ------                                                       -----
COMMON STOCKS: 95.2%

AUTO DEALERS: 2.8%
      19,650   Rush Enterprises, Inc. - Class A*<F3>            $   374,726
                                                                -----------
CAPITAL GOODS: 12.1%
      13,215   Builders Firstsource, Inc.*<F3>                      284,783
       4,760   ESCO Technologies, Inc.*<F3>                         241,332
      12,645   Essex Corp.*<F3>                                     269,718
      15,150   Harbin Electric, Inc.*<F3>                           193,920
       9,540   JLG Industries, Inc.                                 273,607
      41,435   Power-One, Inc.*<F3>                                 292,117
      11,435   U.S. Home Systems, Inc.*<F3>                         101,429
                                                                -----------
                                                                  1,656,906
                                                                -----------
COMPUTERS & PERIPHERALS: 1.5%
      22,100   Hypercom Corp.*<F3>                                  200,668
                                                                -----------
CONSUMER DURABLES & APPAREL: 1.4%
       9,900   Comstock Homebuilding Cos, Inc.*<F3>                  92,268
      21,445   Orange 21, Inc.*<F3>                                  93,500
                                                                -----------
                                                                    185,768
                                                                -----------
DIVERSIFIED FINANCIALS: 0.9%
       7,900   TradeStation Group, Inc.*<F3>                        125,926
                                                                -----------
ELECTRICAL EQUIPMENT: 1.8%
      22,000   Ultralife Batteries, Inc.*<F3>                       240,900
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.4%
       7,925   Coherent, Inc.*<F3>                                  293,304
      12,765   ID Systems, Inc.*<F3>                                301,254
                                                                -----------
                                                                    594,558
                                                                -----------
ENERGY: 6.1%
      20,955   Gulfport Energy Corp.*<F3>                           293,580
       8,200   Superior Energy Services*<F3>                        263,630
       5,510   W-H Energy Services, Inc.*<F3>                       276,878
                                                                -----------
                                                                    834,088
                                                                -----------
ENERGY EQUIPMENT & SERVICES: 1.3%
       4,500   Hercules Offshore, Inc.*<F3>                         184,005
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 2.9%
      12,600   Allion Healthcare, Inc.*<F3>                         134,442
       7,540   Matrixx Initiatives, Inc.*<F3>                       122,751
      12,000   Merit Medical Systems, Inc.*<F3>                     140,280
                                                                -----------
                                                                    397,473
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES: 3.8%
      17,185   HMS Holdings Corp.*<F3>                              147,275
      11,810   The Providence Service Corp.*<F3>                    369,889
                                                                -----------
                                                                    517,164
                                                                -----------
HOTELS RESTAURANTS & LEISURE: 3.3%
       5,285   McCormick & Schmick's
                 Seafood Restaurants, Inc.*<F3>                     132,125
      13,005   Rubio's Restaurants, Inc.*<F3>                       119,334
      21,585   Cosi, Inc.*<F3>                                      202,683
                                                                -----------
                                                                    454,142
                                                                -----------
INSURANCE: 4.5%
       7,230   American Safety
                 Insurance Holdings Ltd*<F3>#<F4>                   123,561
      14,500   Amerisafe, Inc.*<F3>                                 169,650
       9,289   Argonaut Group, Inc.*<F3>                            324,186
                                                                -----------
                                                                    617,397
                                                                -----------
INTERNET SOFTWARE & SERVICES: 1.8%
       5,700   Dealertrack Holdings, Inc.*<F3>                      127,110
      26,185   Hollywood Media Corp.*<F3>                           123,069
                                                                -----------
                                                                    250,179
                                                                -----------
MATERIALS: 1.6%
       6,520   Headwaters, Inc.*<F3>                                219,594
                                                                -----------
MEDIA: 0.6%
      21,620   Navarre Corp.*<F3>                                    85,183
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 1.9%
      16,900   Connetics Corp.*<F3>                                 256,035
                                                                -----------
REAL ESTATE: 1.7%
      14,590   Equity Inns, Inc.                                    236,358
                                                                -----------
RETAILING: 3.9%
       4,975   Build-A-Bear Workshop, Inc.*<F3>                     160,692
      11,035   Conn's, Inc.*<F3>                                    377,066
                                                                -----------
                                                                    537,758
                                                                -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 7.9%
      21,820   IXYS Corp.*<F3>                                      220,600
      34,050   LTX Corp.*<F3>                                       193,404
      15,285   Omnivision Technologies, Inc.*<F3>                   444,488
       4,594   Rudolph Technologies, Inc.*<F3>                       76,168
       4,265   Tessera Technologies, Inc.*<F3>                      136,779
                                                                -----------
                                                                  1,071,439
                                                                -----------
SOFTWARE & SERVICES: 8.6%
      32,265   Cybersource Corp.*<F3>                               301,355
       9,025   MapInfo Corp.*<F3>                                   125,448
       4,875   Micros Systems, Inc.*<F3>                            203,775
      18,825   Perficient, Inc.*<F3>                                229,017
       8,030   Transaction Systems Architects, Inc.*<F3>            320,718
                                                                -----------
                                                                  1,180,313
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 9.2%
       8,990   Excel Technology, Inc.*<F3>                          265,834
      21,905   International Displayworks, Inc.*<F3>                123,106
      17,955   NMS Communications Corp.*<F3>                         76,848
      11,250   Par Technology Corp.*<F3>                            188,325
      26,220   Presstek, Inc.*<F3>                                  313,591
       8,590   Stratasys, Inc.*<F3>                                 281,323
                                                                -----------
                                                                  1,249,027
                                                                -----------
TELEPHONE AND TELEGRAPH APPARATUS: 1.0%
       8,265   Orckit Communications Ltd*<F3>                       133,232
                                                                -----------
TRANSPORTATION: 10.2%
       8,540   Airtran Holdings, Inc.*<F3>                          119,389
      17,242   Celadon Group, Inc.*<F3>                             468,810
      17,715   Marten Transport Ltd.*<F3>                           385,833
       5,975   Universal Truckload Services, Inc.*<F3>              181,222
      11,560   Vitran Corp, Inc.*<F3>#<F4>                          232,818
                                                                -----------
                                                                  1,388,072
                                                                -----------
TOTAL COMMON STOCKS (Cost $10,628,544)                           12,990,911
                                                                -----------
SHORT-TERM INVESTMENT: 6.4%
     873,032   SEI Daily Income Trust Government
                 Fund - Class B                                     873,032
                                                                -----------
TOTAL SHORT-TERM INVESTMENT (Cost $873,032)                         873,032
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 101.6%
  (Cost $11,501,576)                                             13,863,943
Liabilities in Excess of Other Assets: (1.6)%                      (214,756)
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $13,649,187
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.
#<F4>     U.S. security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2006
  ASSETS
     Investments in securities, at value
       (cost $11,501,576) (Note 2)                              $13,863,943
     Receivables:
       Investment securities sold                                   101,705
       Fund shares sold                                              18,700
       Dividends and interest                                         5,670
     Prepaid Expenses                                                15,879
                                                                -----------
       Total assets                                              14,005,897
                                                                -----------
  LIABILITIES
     Payables:
       Investment securities purchased                              293,370
       Administration fees                                            6,351
       Advisory fees                                                  2,544
       Fund accounting fees                                           8,885
       Transfer agent fees                                           10,833
       Chief compliance officer fees                                    833
     Other accrued expenses                                          33,894
                                                                -----------
       Total liabilities                                            356,710
                                                                -----------
  NET ASSETS                                                    $13,649,187
                                                                -----------
                                                                -----------
 Net asset value, offering and redemption price per share
   ($13,649,187/1,109,222, shares outstanding; unlimited
   number of shares authorized without par value)               $     12.31
                                                                -----------
                                                                -----------
  COMPONENTS OF NET ASSETS
     Paid-in capital                                            $10,715,321
     Accumulated net realized gain on investments                   571,499
     Net unrealized appreciation on investments                   2,362,367
                                                                -----------
       Net assets                                               $13,649,187
                                                                -----------
                                                                -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended April 30, 2006

INVESTMENT INCOME
  Dividends                                                      $   14,458
  Interest                                                           30,417
                                                                 ----------
     Total investment income                                         44,875
                                                                 ----------
EXPENSES (NOTE 3)
  Advisory fees                                                     119,674
  Administration fees                                                38,000
  Transfer agent fees                                                27,251
  Fund accounting fees                                               24,646
  Registration fees                                                  18,139
  Audit fees                                                         16,495
  Reports to shareholders                                            15,444
  Legal fees                                                          9,132
  Trustee fees                                                        7,344
  Custody fees                                                        6,247
  Miscellaneous                                                       5,153
  Chief compliance officer fees                                       5,000
  Insurance expense                                                   1,000
                                                                 ----------
     Total expenses                                                 293,525
     Less:  fees waived                                             (54,177)
                                                                 ----------
     Net expenses                                                   239,348
                                                                 ----------
       NET INVESTMENT LOSS                                         (194,473)
                                                                 ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                1,104,420
  Change in net unrealized appreciation on investments            2,492,912
                                                                 ----------
     Net realized and unrealized gain on investments              3,597,332
                                                                 ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $3,402,859
                                                                 ----------
                                                                 ----------

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              YEAR ENDED        PERIOD ENDED
                                            APRIL 30, 2006   APRIL 30, 2005*<F7>
                                            --------------   -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                         $  (194,473)        $  (205,268)
  Net realized gain (loss) on investments       1,104,420            (307,991)
  Change in net unrealized appreciation
    (depreciation) on investments               2,492,912            (130,545)
                                              -----------         -----------
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                3,402,859            (643,804)
                                              -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain                         (224,930)                 --
                                              -----------         -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived
    from net change in outstanding
    shares (a)<F5>(b)<F6>                          53,464          11,061,598
                                              -----------         -----------
     TOTAL INCREASE IN NET ASSETS               3,231,393          10,417,794
                                              -----------         -----------
NET ASSETS
  Beginning of period                          10,417,794                  --
                                              -----------         -----------
  END OF PERIOD                               $13,649,187         $10,417,794
                                              -----------         -----------
                                              -----------         -----------

(a)<F5>   Net of redemption fees of $18 and $1,606, respectively.
(b)<F6>   Summary of capital share transactions is as follows:


                                                       YEAR ENDED                             PERIOD ENDED
                                                     APRIL 30, 2006                         APRIL 30, 2005*<F7>
                                               -------------------------               -------------------------
                                               Shares              Value               Shares              Value
                                               ------              -----               ------              -----
Shares sold                                    65,947            $733,722            1,202,585           $11,998,095
Shares issued in reinvestment
  of distributions                             19,539             219,423                   --                    --
Shares redeemed                               (84,901)           (899,681)             (93,948)             (936,497)
                                              -------            --------            ---------           -----------
Net increase                                      585            $ 53,464            1,108,637           $11,061,598
                                              -------            --------            ---------           -----------
                                              -------            --------            ---------           -----------


*<F7>     Fund commenced operations on May 3, 2004.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                                                                           YEAR ENDED                   PERIOD ENDED
                                                                         APRIL 30, 2006             APRIL 30, 2005*<F8>
                                                                         --------------             -------------------
  Net asset value, beginning of period                                       $ 9.40                          $10.00
                                                                             ------                          ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                                         (0.18)                          (0.19)
  Net realized and unrealized
    gain (loss) on investments                                                 3.30                           (0.41)
                                                                             ------                          ------
  Total from investment operations                                             3.12                           (0.60)
                                                                             ------                          ------
  LESS DISTRIBUTIONS:
  From net realized gain                                                      (0.21)                             --
  Paid-in capital from redemption fees (Note 2)                                0.00**<F9>                      0.00**<F9>
                                                                             ------                          ------
  Net asset value, end of period                                             $12.31                          $ 9.40
                                                                             ------                          ------
                                                                             ------                          ------
  Total return                                                               33.40%                         (6.00)%^<F11>

  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)                                       $ 13.6                          $ 10.4

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                                    2.45%                           2.46%+<F10>
  After fees waived and expenses absorbed                                     2.00%                           2.00%+<F10>

  RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                                  (2.08)%                         (2.33)%+<F10>
  After fees waived and expenses absorbed                                   (1.63)%                         (1.87)%+<F10>

  Portfolio turnover rate                                                    54.27%                          65.95%^<F11>


*<F8>     Fund commenced operations on May 3, 2004.
**<F9>    Amount is less than $0.01.
+<F10>    Annualized.
^<F11>    Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS April 30, 2006

NOTE 1 - ORGANIZATION

  The Greenville Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Fund commenced operations on May 3, 2004.

  The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in small capitalization companies that offer the possibility of capital growth. The Fund defines small capitalization companies as those companies with market capitalizations between $100 million and $2 billion at the time of purchase.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At April 30, 2006, the Fund did not hold any fair valued securities.

     Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

  C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

  E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than three months. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund's daily NAV calculation.

  G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net assets per value per share. For the year ended April 30, 2006, the Fund decreased accumulated net investment loss by $194,473 and decreased paid-in-capital by $194,473 due certain permanent book and tax differences. Net assets were not affected by the change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Greenville Capital Management, Inc., (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended April 30, 2006, the Fund incurred $119,674 in advisory fees.

  The Advisor has contractually agreed to limit the Fund's annual ratio of expenses to 2.00% of the Fund's average daily net assets. The contract's term is indefinite and may be terminated only by the Board of Trustees. For the year ended April 30, 2006, the Advisor waived $54,177 in fees for the Fund.

  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.

  At April 30, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $104,549. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                     Year of Expiration             Amount
                     ------------------             ------
                       April 30, 2008              $50,372
                       April 30, 2009              $54,177

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator (the "Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

       Under $47.5 million              $38,000
       $47.5 to $300 million            0.08% of average daily net assets
       $300 to $800 million             0.07% of average daily net assets
       Over $800 million                0.04% of average daily net assets

For the year ended April 30, 2006, the Fund incurred administration fees of $38,000. The officers of the Trust are employees of the Administrator.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

  For the year ended April 30, 2006, the Fund was allocated $5,000 of the Trust's Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  For the year ended April 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, was $5,989,378 and $6,350,741, respectively.

  There were no purchases or sales of long-term U.S. Government securities for the year ended April 30, 2006.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  The tax character of distributions paid during the periods ended April 30, 2005 and 2006 for the Fund was as follows:

                                           2006              2005
                                           ----              ----
          Distributions paid from:
          Ordinary income                 $     --            $--
          Long-term capital gain           224,930             --

  As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

     Cost of investments                                   $11,501,576
                                                           -----------
                                                           -----------
     Gross tax unrealized appreciation                       3,292,470
     Gross tax unrealized depreciation                        (930,103)
                                                           -----------
     Net tax unrealized appreciation                         2,362,367
                                                           -----------
     Undistributed ordinary income                                  --
     Undistributed long-term capital gain                      571,499
                                                           -----------
     Total distributable earnings                              571,499
                                                           -----------
     Other accumulated gains/(losses)                               --
                                                           -----------
     Total accumulated earnings/(losses)                   $ 2,933,866
                                                           -----------
                                                           -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS OF
GREENVILLE SMALL CAP GROWTH FUND AND
THE BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGEMENT PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Greenville Small Cap Growth Fund, a series of Professionally Managed Portfolios, as of April 30, 2006 and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period May 3, 2004 (commencement of operations) to April 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Greenville Small Cap Growth Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and for the period May 3, 2004 (commencement of operations) to April 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
MAY 31, 2006

TRUSTEES AND EXECUTIVE OFFICERS

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, the Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

  The current Trustees and executive officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                        TERM OF             PRINCIPAL                           IN FUND
                         POSITION       OFFICE AND          OCCUPATION                          COMPLEX*<F12>        OTHER
NAME, ADDRESS            WITH           LENGTH OF           DURING PAST                         OVERSEEN             DIRECTORSHIPS
AND AGE                  THE TRUST      TIME SERVED         FIVE YEARS                          BY TRUSTEES          HELD
-------                  ---------      -----------         ----------                          -----------          ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry         Chairman       Indefinite          President, Talon Industries,        1           None.
(born 1943)              and            Term                Inc. (administrative,
2020 E. Financial Way    Trustee        since               management and business
Suite 100                               May 1991.           consulting); formerly Chief
Glendora, CA 91741                                          Operating Officer, Integrated
                                                            Asset Management
                                                            (investment advisor and
                                                            manager) and formerly
                                                            President, Value Line, Inc.
                                                            (investment advisory and
                                                            financial publishing firm).

Wallace L. Cook          Trustee        Indefinite          Financial Consultant;               1           None.
(born 1939)                             Term                formerly Senior Vice
2020 E. Financial Way                   since               President, Rockefeller Trust
Suite 100                               May 1991.           Co.; Financial Counselor,
Glendora, CA 91741                                          Rockefeller & Co.

Carl A. Froebel          Trustee        Indefinite          Owner, Golf Adventures,             1           None.
(born 1938)                             Term                LLC, (Vacation Services).
2020 E. Financial Way                   since               Formerly President and
Suite 100                               May 1991.           Founder, National Investor
Glendora, CA 91741                                          Data Services, Inc.
                                                            (investment related
                                                            computer software).

Steven J. Paggioli       Trustee        Indefinite          Consultant since July               1           Trustee, Managers
(born 1950)                             Term                2001; formerly, Executive                       Funds; Trustee,
2020 E. Financial Way                   since               Vice President, Investment                      Managers AMG
Suite 100                               May 1991.           Company Administration,                         Funds; Director,
Glendora, CA 91741                                          LLC ("ICA") (mutual fund                        Guardian Mutual
                                                            administrator).                                 Funds.

Rowley W.P. Redington    Trustee        Indefinite          President; Intertech                1           None.
(born 1944)                             Term                Computer Services Corp.
2020 E. Financial Way                   since               (computer services and
Suite 100                               May 1991.           consulting).
Glendora, CA 91741
                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky         President      Indefinite          Vice President, U.S.                1           Not
(born 1947)                             Term since          Bancorp Fund Services,                          Applicable.
2020 E. Financial Way                   August 2002.        LLC since July 2001;
Suite 100                Chief          Indefinite          formerly, Senior Vice
Glendora, CA 91741       Compliance     Term since          President, ICA (May 1997-
                         Officer        September           July 2001).
                                        2004.
                         Anti-Money     Indefinite
                         Laundering     Term since
                         Officer        December 2005

Eric W. Falkeis          Treasurer      Indefinite          Chief Financial Officer,            1           Not
(born 1973)                             Term since          U.S. Bancorp Fund Services,                     Applicable.
615 East Michigan St.                   August 2002.        LLC since April 2006;
Milwaukee, WI 53202                                         formerly Vice President, U.S.
                                                            Bancorp Fund Services, LLC;
                                                            formerly Chief Financial
                                                            Officer, Quasar Distributors,
                                                            LLC.

Angela L. Pingel         Secretary      Indefinite          Counsel, U.S. Bancorp               1           Not
(born 1971)                             Term since          Fund Services LLC since                         Applicable.
615 East Michigan St.                   December            2004; formerly, Associate,
Milwaukee, WI 53202                     2005.               Krukowski & Costello, S.C.,
                                                            (2002-2004); formerly, Vice
                                                            President - Investment
                                                            Operations, Heartland
                                                            Advisors, Inc. (1994-2002).


All Trustees of the Trust are not "interested persons" of the Trust as defined under the 1940 Act.

*<F12> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

INFORMATION ABOUT PROXY VOTING (Unaudited)

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at (888) 334-9075 or by accessing the Fund's website at www.greenvillecap.com. Furthermore, you can obtain the
                  ---------------------
description on the SEC's website at www.sec.gov.
                                    -----------

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling (888) 334-9075. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
                                                               -----------

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

  The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q will be available without charge, upon request by calling toll-free at (888) 334-9075. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

                               INVESTMENT ADVISOR
                      GREENVILLE CAPITAL MANAGEMENT, INC.
                         100 South Rockland Falls Road
                               Rockland, DE 19732
                             www.greenvillecap.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202
                                  888-334-9075

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

                        Greenville Small Cap Growth Fund
                                 Symbol - GCMSX
                               CUSIP - 742935463

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                            FYE  4/30/2006       FYE  4/30/2005
                            --------------       --------------

Audit Fees                      $15,000              $14,500
Audit-Related Fees              N/A                  N/A
Tax Fees                        $2,000               $2,000
All Other Fees                  N/A                  N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees            FYE  4/30/2006     FYE  4/30/2005
----------------------            --------------     --------------

Registrant                             N/A                N/A
Registrant's Investment Adviser        N/A                N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date  6/28/06
           -----------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                             -----------------------------------------
                              Robert M. Slotky, President

     Date  6/28/06
           ----------------------------------

     By (Signature and Title) /s/Eric W. Falkeis
                             -----------------------------------------
                              Eric W. Falkeis, Treasurer

     Date  6/29/06
           ---------------------

* Print the name and title of each signing officer under his or her signature.